Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2021
Description of Business and Organization
Schedule of consolidated assets and liabilities, and consolidated operating results and cash flows information of the Group's VIEs and VIEs' subsidiaries included in the accompanying consolidated financial statements

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	604,154	152,871
Restricted cash	1,002	14,211
Accounts receivable, net	97,209	6,467
Inventories	3,207,836	2,938,953
Advances to suppliers	312,907	291,892
Prepayments and other current assets	432,970	568,375
Total current assets	4,656,078	3,972,769
Property and equipment, net	50,650	25,269
Restricted cash	3,846	597
Investments in equity investees	16,556	12,538
Deferred tax assets	57,102	222,545
Goodwill	807	807
Operating lease right-of-use assets	102,188	19,284
Other non-current assets	8,600	1,506
Total non-current assets	239,749	282,546
Total assets	4,895,827	4,255,315
Short-term borrowings and current portion of long-term borrowings	191,289	32,941
Accounts payable	174,583	239,404
Amount due to intercompany	3,272,486	3,555,674
Amount due to related parties	62	—
Advances from customers	55,002	183,858
Income tax payable	66,813	32,561
Accrued expenses and other current liabilities	623,632	523,599
Deferred revenue	221,595	20,186
Operating lease liabilities	36,919	12,558
Total current liabilities	4,642,381	4,600,781
Operating lease liabilities	69,006	7,539
Total non-current liabilities	69,006	7,539
Total liabilities	4,711,387	4,608,320

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total revenues	6,277,535	5,195,430	2,662,614
Net income (loss)	182,443	(50,327)	(525,174)
Net cash provided by (used in) operating activities	290,615	(900,928)	(29,233)
Net cash used in investing activities	(51,679)	(39)	(5,582)
Net cash provided by (used in) financing activities	54,452	670,256	(406,518)
Effect of exchange rate changes on Cash, cash equivalents and restricted cash	—	—	10
Net increase (decrease) in cash, cash equivalents and restricted cash	293,388	(230,711)	(441,323)
Cash, cash equivalents and restricted cash at the beginning of the year	546,325	839,713	609,002
Cash, cash equivalents and restricted cash at the end of the year	839,713	609,002	167,679